DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS July 31, 2025
(Unaudited)
($ reported in thousands)
Shares	Description	Value
Common Stocks & MLP Interests—110.2%
	■ Electric, Gas and Water—75.8%
1,570,312	Alliant Energy Corp. (1)	$102,086
1,126,761	Ameren Corp. (1)(2)	113,949
608,162	American Electric Power Co., Inc. (1)	68,808
293,942	American Water Works Co., Inc. (1)	41,222
547,345	Atmos Energy Corp. (1)	85,342
389,700	Black Hills Corp.	22,517
2,943,080	CenterPoint Energy, Inc. (1)(2)	114,250
1,334,167	CMS Energy Corp. (1)	98,462
1,238,640	Dominion Energy, Inc. (1)(2)	72,399
615,542	DTE Energy Co. (1)(2)	85,197
571,200	Duke Energy Corp.	69,481
6,934,037	EDP S.A. (Portugal)	29,959
1,665,510	Emera, Inc. (Canada)	78,203
5,332,200	Enel SpA (Italy)	47,056
1,137,964	Entergy Corp. (1)	102,906
1,548,410	Essential Utilities, Inc. (1)	56,982
1,348,088	Evergy, Inc. (1)	95,445
303,840	Eversource Energy (1)(2)	20,084
1,138,500	FirstEnergy Corp. (1)	48,625
981,900	Fortis, Inc. (Canada)	48,046
3,264,400	Iberdrola S.A. (Spain)	57,203
4,847,284	National Grid plc (United Kingdom)	67,857
1,397,462	NextEra Energy, Inc. (1)	99,304
2,530,491	NiSource, Inc. (1)	107,419
779,470	Northwest Natural Holding Co.	31,117
1,870,780	OGE Energy Corp. (1)	84,971
576,000	ONE Gas, Inc. (1)	41,875
2,526,022	PG&E Corp. (1)	35,415
624,930	Pinnacle West Capital Corp. (1)	56,631
2,011,580	PPL Corp.	71,793
938,370	Public Service Enterprise Group, Inc. (1)	84,256
1,329,191	Sempra (1)	108,568
837,535	Severn Trent plc (United Kingdom)	29,300
850,311	Southern Co. (The) (1)	80,337
776,340	Spire, Inc. (1)	57,814
862,480	WEC Energy Group, Inc. (1)	94,079
Shares	Description	Value
1,617,561	Xcel Energy, Inc. (1)(2)	$118,794
		2,627,752
	■ Oil & Gas Storage, Transportation and Production—21.5%
315,000	Cheniere Energy, Inc. (1)	74,302
282,620	DT Midstream, Inc.	29,033
1,083,145	Enbridge, Inc. (Canada)	49,056
3,850,062	Energy Transfer LP	69,455
1,100,000	Enterprise Products Partners LP	34,089
1,000,000	Keyera Corp. (Canada)	31,394
129,700	Keyera Corp. Subscription Receipts (Canada)	4,016
1,625,026	Kinder Morgan, Inc. (1)	45,598
440,000	Kodiak Gas Services, Inc.	14,225
1,448,852	MPLX LP	76,065
590,000	ONEOK, Inc.	48,445
1,051,600	Pembina Pipeline Corp. (Canada)	39,086
1,564,900	Plains All American Pipeline LP	28,559
360,000	Targa Resources Corp.	59,908
1,360,000	TC Energy Corp. (Canada)	65,117
1,300,000	Williams Cos., Inc. (The)	77,935
		746,283
	■ Telecommunications—12.9%
374,650	American Tower Corp. (1)	78,073
2,584,500	AT&T, Inc. (1)(2)	70,841
1,216,375	BCE, Inc. (Canada)(1)	28,378
730,050	Cellnex Telecom S.A. (Spain)	25,827
835,210	Crown Castle, Inc. (1)(2)	87,772
65,143	Equinix, Inc. (1)(2)	51,148
2,666,500	TELUS Corp. (Canada)	42,954
1,339,489	Verizon Communications, Inc. (1)(2)	57,277
682,200	Vodafone Group plc Sponsored ADR (United Kingdom)	7,375
		449,645
	Total Common Stocks & MLP Interests (Cost $2,747,551)	3,823,680
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
Corporate Bonds—21.1%
	■ Electric, Gas and Water—10.7%
6,850	AEP Texas, Inc. 5.400%, 6/1/33	$6,943
15,000	American Electric Power Co., Inc. 5.625%, 3/1/33(1)	15,556
25,000	American Water Capital Corp. 5.150%, 3/1/34(1)(2)	25,341
22,000	Arizona Public Service Co. 6.875%, 8/1/36(1)(2)	24,142
10,000	Berkshire Hathaway Energy Co. 8.480%, 9/15/28(1)	11,148
10,000	CenterPoint Energy Houston Electric LLC 5.050%, 3/1/35	9,948
5,000	CMS Energy Corp. 3.450%, 8/15/27	4,903
9,000	Connecticut Light & Power Co. (The) 4.950%, 8/15/34	8,969
8,000	Dominion Energy, Inc. 5.450%, 3/15/35	8,062
10,000	DPL Capital Trust II 8.125%, 9/1/31	9,740
10,000	DTE Energy Co. 5.100%, 3/1/29(1)	10,175
18,500	DTE Energy Co. 5.850%, 6/1/34(1)(2)	19,361
5,000	Duke Energy Ohio, Inc. 3.650%, 2/1/29(1)	4,880
5,600	Edison International 4.125%, 3/15/28	5,430
8,000	Edison International 5.250%, 3/15/32	7,665
9,970	Entergy Louisiana LLC 4.440%, 1/15/26	9,960
5,000	Entergy Louisiana LLC 5.350%, 3/15/34	5,101
6,000	Entergy Texas, Inc. 4.000%, 3/30/29	5,921
4,000	Essential Utilities, Inc. 3.566%, 5/1/29(1)	3,857
Par Value	Description	Value
10,000	Eversource Energy Series O 4.250%, 4/1/29(1)	$9,875
15,000	Florida Power & Light Co. 5.300%, 6/15/34(1)(2)	15,399
12,500	Kentucky Utilities Co. 5.450%, 4/15/33(1)	12,907
7,000	NextEra Energy Capital Holdings, Inc. 5.450%, 3/15/35	7,122
11,000	NiSource, Inc. 3.490%, 5/15/27	10,806
10,000	NiSource, Inc. 5.350%, 7/15/35	10,032
5,000	Ohio Power Co. Series G 6.600%, 2/15/33(1)	5,510
10,000	Progress Energy, Inc. 7.750%, 3/1/31(1)	11,425
8,000	Public Service Enterprise Group, Inc. 6.125%, 10/15/33	8,528
10,000	San Diego Gas & Electric Co. 5.400%, 4/15/35	10,195
7,225	Sempra 5.500%, 8/1/33	7,385
9,000	Southern Co. Gas Capital Corp. 5.750%, 9/15/33(1)	9,406
16,300	Southern Power Co. 4.150%, 12/1/25	16,270
10,000	Southwestern Public Service Co. 5.300%, 5/15/35	10,028
16,000	Union Electric Co. 5.250%, 4/15/35	16,233
4,000	Virginia Electric & Power Co. Series A 2.875%, 7/15/29	3,781
9,000	Xcel Energy, Inc. 3.350%, 12/1/26	8,845
		370,849
	■ Oil & Gas Storage, Transportation and Production—7.1%
20,000	Enbridge, Inc. 4.250%, 12/1/26	19,930
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
10,000	Enbridge, Inc. 5.700%, 3/8/33	$10,359
8,850	Energy Transfer LP 8.250%, 11/15/29(1)	10,031
10,200	Energy Transfer LP 6.550%, 12/1/33(1)	11,006
7,900	Energy Transfer LP 5.800%, 6/15/38	7,890
6,000	Enterprise Products Operating LLC 3.125%, 7/31/29	5,723
8,000	Enterprise Products Operating LLC 5.350%, 1/31/33	8,258
5,000	Kinder Morgan Energy Partners LP 7.750%, 3/15/32(1)	5,729
16,000	Kinder Morgan Energy Partners LP 5.800%, 3/15/35(1)(2)	16,425
8,000	MPLX LP 4.250%, 12/1/27	7,943
7,000	MPLX LP 4.950%, 9/1/32	6,915
9,000	MPLX LP 5.000%, 3/1/33(1)	8,863
11,000	ONEOK, Inc. 5.650%, 9/1/34	11,139
13,000	ONEOK, Inc. 6.000%, 6/15/35(1)	13,405
6,000	ONEOK, Inc. 4.200%, 12/1/42	4,564
16,000	Phillips 66 3.900%, 3/15/28(1)	15,792
10,000	Plains All American Pipeline LP 4.650%, 10/15/25	9,997
5,000	Plains All American Pipeline LP 5.950%, 6/15/35	5,131
12,000	Plains All American Pipeline LP 6.650%, 1/15/37(1)	12,956
10,000	Targa Resources Corp. 5.500%, 2/15/35	9,994
10,000	Targa Resources Corp. 5.650%, 2/15/36	10,064
Par Value	Description	Value
18,500	Valero Energy Partners LP 4.500%, 3/15/28(1)	$18,512
15,000	Williams Cos., Inc. (The) 5.150%, 3/15/34(1)	14,942
		245,568
	■ Telecommunications—3.3%
5,000	American Tower Corp. 5.800%, 11/15/28	5,191
8,000	American Tower Corp. 5.650%, 3/15/33	8,297
5,900	Comcast Corp. 7.050%, 3/15/33(1)	6,707
17,000	Crown Castle, Inc. 4.450%, 2/15/26	16,977
9,000	Digital Realty Trust LP 3.600%, 7/1/29(1)	8,680
15,000	Koninklijke KPN N.V. 8.375%, 10/1/30(1)(2)	17,391
5,000	TCI Communications, Inc. 7.125%, 2/15/28	5,331
10,000	TELUS Corp. 2.800%, 2/16/27	9,746
15,500	Verizon Communications, Inc. 7.750%, 12/1/30(1)	17,740
10,000	Verizon Communications, Inc. 5.250%, 4/2/35	10,040
7,500	Vodafone Group plc 7.875%, 2/15/30	8,514
		114,614
Total Corporate Bonds (Cost $728,709)		731,031

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
(Unaudited)
($ reported in thousands)
Description	Value
TOTAL INVESTMENTS—131.3% (Cost $3,476,260)	4,554,711
Secured borrowings—(22.3)%	(773,000)
Secured notes—(5.8)%	(200,000)
Mandatory Redeemable Preferred Shares at liquidation value—(3.8)%	(132,000)
Other assets less other liabilities—0.6%	18,517
Net Assets Applicable To Common Stock—100.0%	$3,468,228

(1)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(2)	All or a portion of this security has been loaned.
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report.The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2025:
	Level 1	Level 2
Common stocks & MLP interests	$3,823,680	$—
Corporate Bonds	—	731,031
Total investments	$3,823,680	$731,031
There were no Level 3 priced securities held at July 31, 2025 and there were no transfers into or out of Level 3 related to securities held at July 31, 2025.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.